Related Parties and Related Commitments and Contingencies - Unis Venture (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 29, 2024	Mar. 28, 2025	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Revenue from Contract with Customer | Product Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	1.00%	1.00%
Accounts Receivable | Customer Concentration Risk | Unis Venture
Concentration Risk [Line Items]
Concentration risk, percentage		2.00%	4.00%
Unis Venture
Concentration Risk [Line Items]
Ownership percentage		48.00%
Unis Venture | Unissoft (Wuxi) Group Co Ltd.
Concentration Risk [Line Items]
Ownership percentage		52.00%
Unis Venture | Revenue from Contract with Customer | Product Concentration Risk | The Flash Business of Western Digital Corporation [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			1.00%	2.00%	1.00%
Unis Venture | Accounts Receivable | Customer Concentration Risk | The Flash Business of Western Digital Corporation [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			4.00%	2.00%
SanDisk China [Member] | The Flash Business of Western Digital Corporation [Member]
Concentration Risk [Line Items]
Ownership percentage			20.00%